Property and Equipment, Net - Schedule of Property and Equipment (Details)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 HKD ($)
Schedule of Property and Equipment [Line Items]
Property and equipment, Subtotal	$ 2,867,731	$ 369,186	$ 1,542,592
Less: accumulated depreciation	(1,075,354)	(138,439)	(865,498)
Total	1,792,377	230,747	677,094
Leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, Subtotal	36,000	4,635	36,000
Computer equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, Subtotal	1,611,257	207,430	289,958
Furniture and fixtures [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, Subtotal	31,936	4,111	28,096
Motor Vehicles [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, Subtotal	$ 1,188,538	$ 153,010	$ 1,188,538